Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The compensation committee may award stock options or grant restricted stock to any executive officer or other eligible participants under the Plan, on its own initiative or at the recommendation of management. In accordance with our Stock Plan Administration Procedures, as approved by the compensation committee, the grant date for grants approved by the compensation committee to executive officers (other than a companywide grants) is the next monthly grant date immediately following the meeting of the compensation committee. Monthly grant dates are the fifth day of each month, or the next NASDAQ trading day in the event the fifth day is not a business day. However, it is also our practice in granting options to executive officers to wait for the release of any material non-public information and settlement of that information in the marketplace.

Award Timing Method
The compensation committee may award stock options or grant restricted stock to any executive officer or other eligible participants under the Plan, on its own initiative or at the recommendation of management. In accordance with our Stock Plan Administration Procedures, as approved by the compensation committee, the grant date for grants approved by the compensation committee to executive officers (other than a companywide grants) is the next monthly grant date immediately following the meeting of the compensation committee. Monthly grant dates are the fifth day of each month, or the next NASDAQ trading day in the event the fifth day is not a business day. However, it is also our practice in granting options to executive officers to wait for the release of any material non-public information and settlement of that information in the marketplace.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	In accordance with our Stock Plan Administration Procedures, as approved by the compensation committee, the grant date for grants approved by the compensation committee to executive officers (other than a companywide grants) is the next monthly grant date immediately following the meeting of the compensation committee. Monthly grant dates are the fifth day of each month, or the next NASDAQ trading day in the event the fifth day is not a business day. However, it is also our practice in granting options to executive officers to wait for the release of any material non-public information and settlement of that information in the marketplace.
MNPI Disclosure Timed for Compensation Value	false